Related Party Transactions (Detail Textuals 1) - USD ($)	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2019	Dec. 31, 2017	[1]	Nov. 28, 2017
Related Party Transaction [Line Items]
Long-term investments	$ 26,408,609	$ 42,159,313	$ 6,975,511
Asia Times
Related Party Transaction [Line Items]
Advance payment made	$ 1,200,000
Interest rate of convertible note	3.16%
Zhong Hai Shi Xun Media [Member]
Related Party Transaction [Line Items]
Percentage of equity ownership					80.00%

[1]	The above consolidated balance sheets include Shanghai Guang Ming Investment Management Limited (“Guang Ming”). The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 80550 (See Note 6 “Acquisition”)